Key management compensation and related party transactions (Narrative) (Details)	12 Months Ended
	Oct. 31, 2022 USD ($) share	Oct. 31, 2021 USD ($) share	Oct. 31, 2020 USD ($) share	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)	Jan. 31, 2018 CAD ($)	Jan. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Stock options granted	2,025,000	9,500,000
Statute barred payables | $	$ 0	$ 422,982	$ 0
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Stock options granted		5,000,000	0
Corporation controlled by an officer [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties				$ 5,650	$ 4,139		$ 0
Chief Executive Officer [Member] | Convertible debentures [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties				$ 0	$ 0	$ 9,483	$ 7,657	$ 150,000	$ 114,086